LEASES	3 Months Ended
Mar. 31, 2019
LEASES
LEASES

14. LEASES

Lease Adoption January 1, 2019

        In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 842)". This new standard requires lessees to recognize leases on their balance sheets. It also requires a dual approach for lessee accounting under which a lessee accounts for leases as finance leases or operating leases with the recognition of a right-of-use asset and a corresponding lease liability. For operating leases, the lessee recognizes straight-line lease expense. The new lease accounting standard along with the clarifying amendments subsequently issued by the FASB, collectively became effective for the Company on January 1, 2019. The Company adopted the new lease accounting standard by applying the new lease guidance at the adoption date on January 1, 2019, and as allowed under the transition relief provided in ASU 2018-11, elected not to restate comparative periods. In addition, we elected the package of practical expedients for our existing leases as permitted under the transition guidance within the new standard and did not reassess (1) lease classification for existing leases, (2) whether existing contracts contained leases, (3) if any indirect costs were incurred, and (4) whether existing land easements should be accounted for as leases . As of January 1, 2019, in connection with the adoption of the new lease accounting standard, the Company recorded a right-of-use lease asset totaling $595,870 with a corresponding lease liability totaling $599,596.

        The right-of-use asset represents our right to use an underlying asset for the lease term and the lease liability represents our obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term using a discount rate of 9.5%. This rate is the Company's current estimated incremental borrowing rate.

        The Company has operating leases for corporate offices, storage space and equipment. The leases have remaining lease terms of 1 to 5 years, one of which includes an option to extend the corporate office lease for 3 years. Under our corporate office lease, we are required to reimburse the lessor each month for common use expenses such as maintenance and security services. Because these amounts are variable from year to year and not specifically set in the lease terms, they are not included in the measurement of the right-of-use asset and related lease liability, but rather expensed in the period incurred.

        The Company is party to several leases that are for under one year in length. The majority of these leases are for office equipment, machinery, office space and storage. The Company has elected the short-term lease exemption allowed under the new leasing standards, whereby leases with initial terms of one year or less are not capitalized and instead expensed on a straight-line basis over the lease term. In addition, the Company holds numerous leases related to mineral exploration and production to which it has not applied the new leasing standard. Leases to explore or use minerals and similar nonregenerative resources are specifically excluded by ASC 842-10.

The components of lease expense were as follows:

March 31 2019
(thousands of dollars)
Operating lease cost	$40

Supplemental cash flow information related to leases was as follows:

Three Months Ended March 31, 2019
Cash paid for amounts included in lease liabilities:
(thousands of dollars)
Operating cash flows from operating leases	$39
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$569

Supplemental balance sheet information related to leases was as follows:

(thousands of dollars, except lease term and discount rate)	March 31, 2019
Operating Leases
Operating lease right-of-use assets	$569

Current portion of lease liabilities	$151
Operating lease liabilities—long term portion	424

Total operating lease liabilities	$575

		March 31, 2019
Weighted Average Remaining Lease Term	Operating leases	4.4 Years
Discount Rate	Operating leases	9.5%

	Lease payments by year (In thousands)	Operating Leases
	2019	$117
	2020	159
	2021	161
	2022	162
	2023	94

Maturities of lease liabilities are as follows:	Total lease payments	693
	Less imputed interest	(118)

	Total	$575

        As of March 31, 2019, the Company has $0.6 million in right-of-use assets and $0.6 million in related lease liabilities ($0.2 million of which is current). The most significant operating lease is for the Company's corporate office in Centennial, Colorado, with $0.7 million remaining in undiscounted cash payments through the end of the lease term in 2023. The total undiscounted cash payments remaining on operating leases through the end of their respective terms is $0.7 million.